Organization and Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Summary of Significant Accounting Policies
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization
We are a leading provider of specialty consumer financial services. We provide collateralized, non-recourse loans, commonly known as pawn loans, and a variety of short-term consumer loans including single-payment and multiple-payment unsecured loans and single-payment and multiple-payment auto title loans, or fee-based credit services to customers seeking loans.
At September 30, 2012, we operated a total of 1,262 locations, consisting of 470 U.S. pawn stores (operating as EZPAWN or Value Pawn), seven U.S. buy/sell stores (operating as Cash Converters), 230 pawn stores in Mexico (operating as Empeño Fácil or Empeñe Su Oro), 442 U.S. financial services stores (operating primarily as EZMONEY), 33 financial services stores in Canada (operating as CASHMAX) and 35 buy/sell and financial services stores in Canada (operating as Cash Converters). In addition, we are the franchisor for 10 franchised stores in Canada pursuant to our acquisition of the Cash Converters master franchise in that country. We also own approximately 30% of Albemarle & Bond Holdings PLC, one of the U.K.’s largest pawnbroking businesses with approximately 230 stores, and approximately 33% of Cash Converters International Limited, which franchises and operates a worldwide network of approximately 700 financial services and second-hand retail stores. During the third quarter of fiscal 2013, our Board of Directors approved a plan to close 107 legacy stores (102 of which were in operation at September 30, 2012) in a variety of locations. These stores are generally older, smaller stores that do not fit our future growth profile (See Note 2, "Discontinued Operations," for further details).
Consolidation
The consolidated financial statements include the accounts of EZCORP, Inc. and our controlled subsidiaries. All significant inter-company accounts and transactions have been eliminated in consolidation. We own 60% of the outstanding equity interests in Prestaciones Finmart, S.A.P.I de C.V., SOFOM, E.N.R. ("Crediamigo") and 72% of Ariste Holding Limited and its affiliates ("Cash Genie"), and therefore, include their results in our consolidated financial statements. We account for our investments in Albemarle & Bond Holdings, PLC and Cash Converters International Limited using the equity method.
Reclassifications
Our consolidated financial statements reflect the reclassification of discontinued operations for all periods presented as a result of the store closures (See Note 2, "Discontinued Operations," for further details).
Previously, we reported segment information based primarily on product offerings. Beginning with the second quarter of fiscal 2012, we redefined our reportable operating segments based on geography as our company is increasingly being organized and managed along geographic lines, with product offerings and channels based on local custom and regulation. For this reason, we concluded that segment reporting based on geography more closely aligns with our management organization and strategic direction. In connection with the new segment structure, we have changed the accountability for, and reporting of, certain items including administrative expenses, depreciation and amortization, interest and our equity in the net income of unconsolidated affiliates. When practical, these items are allocated to segments. Interest is also allocated to operating segments when debt is incurred at the local country level and is nonrecourse to EZCORP, Inc. These items are now included in the segment’s measure of profit or loss (“segment contribution”). Expenses that cannot be allocated are included as corporate expenses.
In our second fiscal quarter of 2011, we reclassified fees from our Product Protection Plan and Jewelry VIP Program as well as layaway fees from “Other” revenue to “Sales,” as fees from these products are incidental to sales of merchandise. Prior year figures have been reclassified to conform to this presentation and margins have been recalculated accordingly throughout management’s discussion and analysis.
Pawn Loan and Sales Revenue Recognition
We record pawn service charges using the interest method for all pawn loans we believe to be collectible. We base our estimate of collectible loans on several factors, including recent redemption rates, historical trends in redemption rates and the amount of loans due in the following two months. Unexpected variations in any of these factors could change our estimate of collectible loans, affecting our earnings and financial condition. If a pawn loan is not repaid, we value the forfeited collateral (inventory) at the lower of cost (pawn loan principal) or market value of the property. We record sales revenue and the related cost when this inventory is sold, or when we receive the final payment on a layaway sale. Sales tax collected on the sale of inventory is excluded from the amount recognized as sales and instead recorded as a liability in “Accounts payable and other accrued expenses” on our balance sheets until remitted to the appropriate governmental authorities.
Consumer Loans
We provide a variety of short-term consumer loans including single-payment and multiple-payment unsecured loans and single-payment and multiple-payment auto title loans. In Texas, we provide fee-based credit services to customers seeking loans. In Mexico, Crediamigo enters into agreements with employers that permit it to market consumer loans to employees. Payments are withheld by the employers through payroll deductions and remitted to Crediamigo.
Revenue Recognition
Unsecured Consumer Loan Credit Service Fees — We earn credit service fees when we assist customers in obtaining unsecured loans from unaffiliated lenders. We initially defer recognition of the fees we expect to collect, net of direct expenses, and recognize that deferred net amount over the life of the related loans. We reserve the percentage of credit service fees we expect not to collect. Accrued fees related to defaulted loans reduce credit service fee revenue upon loan default, and increase credit service fee revenue upon collection. Unsecured loan credit service fee revenue is included in “Consumer loan fees” on our statements of operations.
Unsecured Consumer Loan Revenue — We accrue fees in accordance with state and provincial laws on the percentage of unsecured loans (single-payment and multiple-payment) we have made that we believe to be collectible. Accrued fees related to defaulted loans reduce fee revenue upon loan default, and increase fee revenue upon collection. Unsecured loan revenue is included in “Consumer loan fees” on our statements of operations.
Long-term Unsecured Consumer Loan Revenue — Crediamigo customers obtain installment loans with a series of payments due over as long as a four-year period. We recognize consumer loan fees related to loans we originate based on the percentage of consumer loans made that we believe to be collectible. We recognize interest revenue ratably over the life of the related loans. We reserve the percentage of interest we expect not to collect. Accrued fees related to defaulted loans reduce consumer loan revenue upon loan default and increase consumer loan fee revenue upon collection.
Auto Title Loan Credit Service Fee Revenue — We earn auto title credit service fees when we assist customers in obtaining auto title loans from unaffiliated lenders. We recognize the fee revenue ratably over the life of the loan, and reserve the percentage of fees we expect not to collect. Auto title loan credit service fee revenue is included in “Consumer loan fees” on our statements of operations.
Auto Title Loan Revenue — We accrue fees in accordance with state laws on the percentage of auto title loans we have made that we believe to be collectible. We recognize the fee revenue ratably over the life of the loan. Auto title loan revenue is included in “Consumer loan fees” on our statements of operations.
Bad Debt and Allowance For Losses
Unsecured Consumer Loan Credit Service Bad Debt — We issue letters of credit to enhance the creditworthiness of our customers seeking unsecured loans from unaffiliated lenders. The letters of credit assure the lenders that if borrowers default on the loans, we will pay the lenders, upon demand, the principal and accrued interest owed to the lenders by the borrowers plus any insufficient funds fees. Although amounts paid under letters of credit may be collected later, we charge those amounts to consumer loan bad debt upon default. We record recoveries under the letters of credit as a reduction of bad debt at the time of collection. After attempting collection of bad debts internally, we occasionally sell them to an unaffiliated company as another method of recovery, and record the proceeds from such sales as a reduction of bad debt at the time of the sale.
The majority of our credit service customers obtain short-term unsecured loans with a single maturity date. These short-term loans, with terms averaging about 16 days, are considered defaulted if they have not been repaid or renewed by the maturity date. Other credit service customers obtain multiple-payment loans with a series of payments due over as much as a seven-month period. If one payment of multiple-payment loan is delinquent, that one payment is considered defaulted. If more than one payment is delinquent at any time, the entire loan is considered defaulted.
Allowance for Losses on Unsecured Consumer Loan Credit Services — We provide an allowance for losses we expect to incur under letters of credit for brokered unsecured loans that have not yet matured. The allowance is based on recent loan default experience adjusted for seasonal variations. It includes all amounts we expect to pay to the unaffiliated lenders upon loan default, including loan principal, accrued interest, insufficient funds fees and late fees, net of the amounts we expect to collect from borrowers (collectively, “Expected LOC Losses”). Changes in the allowance are charged to consumer loan bad debt. We include the balance of Expected LOC Losses in “Accounts payable and other accrued expenses” on our balance sheets. Based on the expected loss and collection percentages, we also provide an allowance for the unsecured loan credit service fees we expect not to collect, and charge changes in this allowance to consumer loan fee revenue.
Unsecured Consumer Loan Bad Debt — We consider a single-payment loan defaulted if it has not been repaid or renewed by the maturity date. If one payment of a multiple-payment loan is delinquent, that one payment is considered defaulted. If more than one payment is delinquent at any time, the entire loan is considered defaulted. Although defaulted loans may be collected later, we charge the loan principal to consumer loan bad debt upon default, leaving only active loans in the reported balance. We record collections of principal as a reduction of consumer loan bad debt when collected. After attempting collection of bad debts internally, we occasionally sell them to an unaffiliated company as another method of recovery and record the proceeds from such sales as a reduction of bad debt at the time of sale.
Unsecured Consumer Loan Allowance for Losses — We provide an allowance for losses on unsecured loans that have not yet matured and related fees receivable, based on recent loan default experience adjusted for seasonal variations. We charge any changes in the principal valuation allowance to consumer loan bad debt. We record changes in the fee receivable valuation allowance to consumer loan fee revenue.
Long-Term Unsecured Consumer Loan Bad Debt — Consumer loans made by Crediamigo are considered in current status as long as the customer is employed and Crediamigo receives payments via payroll withholdings. Loans made to customers no longer employed are considered current if payments are made by the due date. If one payment of a loan is delinquent, that one payment is considered defaulted. If two or more payments are delinquent at any time, the entire loan is considered defaulted. Although defaulted loans may be collected later, Crediamigo charges the loan principal to consumer loan bad debt upon default, leaving only active loans in the reported balance. Collections of principal are recorded as a reduction of consumer loan bad debt when collected.
Long-Term Unsecured Consumer Loan Allowance for Losses — Crediamigo provides an allowance for losses on consumer loans that have not yet matured and related fees receivable based on recent loan default experience. Changes in the principal valuation allowance are charged to consumer loan bad debt and changes in the interest receivable valuation allowance are charged to consumer loan fee revenue.
Auto Title Loan Credit Services Bad Debt and Allowance for Losses — We issue letters of credit to enhance the creditworthiness of our customers seeking auto title loans from unaffiliated lenders. The letters of credit assure the lenders that if borrowers default on the loans, we will pay the lenders, upon demand, all amounts owed to the lenders by the borrowers plus any late fees. Through a charge to auto title loan bad debt, we provide an allowance for losses we expect to incur under letters of credit for brokered auto title loans, and record actual charge-offs against this allowance. The allowance includes all amounts we expect to pay to the unaffiliated lenders upon loan default, including principal, accrued interest and late fees, net of the amounts we expect to collect from borrowers or through the sale of repossessed vehicles. We include the allowance for expected losses in “Accounts payable and other accrued expenses” on our balance sheets.
Auto Title Loan Bad Debt and Allowance for Losses — Based on historical collection experience, the age of past-due loans and amounts we expect to receive through the sale of repossessed vehicles, we provide an allowance for losses on auto title loans and related fees receivable. We charge any increases in the principal valuation allowance to consumer loan bad debt and charge uncollectable loans against this allowance. We record changes in the fee receivable valuation allowance to consumer loan fee revenue.
Inventory and Cost of Goods Sold
If a pawn loan is not redeemed, we record the forfeited collateral at cost (the principal amount of the pawn loan). We do not record loan loss allowances or charge-offs on the principal portion of pawn loans, as they are fully collateralized.
In order to state inventory at the lower of cost (specific identification) or market value, we record an allowance for excess, obsolete or slow moving inventory based on the type and age of merchandise. We include in cost of goods sold the historical cost of inventory sold, inventory shrinkage and any change in the allowance for inventory shrinkage and valuation. We also include the cost of operating our central jewelry processing unit, as it relates directly to sales of precious metals to refiners.
Cash and Cash Equivalents and Cash Concentrations
Cash and cash equivalents consist primarily of cash on deposit or highly liquid investments or mutual funds with original contractual maturities of three months or less. We hold cash at major financial institutions that often exceed FDIC insured limits. We manage our credit risk associated with cash and cash equivalents and cash concentrations by investing in high quality instruments or funds, concentrating our cash deposits in high quality financial institutions and by periodically evaluating the credit quality of the primary financial institutions issuing investments or holding such deposits. Historically, we have not experienced any losses due to such cash concentrations. Restricted cash amounts represent amounts that can only be used to settle liabilities of Crediamigo's securitization trust or for interest payments on Crediamigo's debt. See Note 8, “Long-Term Debt and Capital Lease Obligations.”
Software Development Costs
We capitalize certain costs incurred in connection with developing or obtaining software for internal use and amortize the costs by the straight-line method over the estimated useful lives of each system, typically five years.
Customer Layaway Deposits
Customer layaway deposits are recorded as deferred revenue until we collect the entire related sales price and deliver the related merchandise to the customer.
Intangible Assets
Goodwill and other intangible assets having indefinite lives are not subject to amortization. In fiscal 2012 we early adopted the Financial Accounting Standards Board "FASB" issued Accounting Standards Update "ASU" 2012-02 Testing Indefinite-Lived Intangible Assets for Impairment and ASU 2011-08 Testing Goodwill for Impairment, which allows for a level of qualitative review for potential impairment of an indefinite lived asset. We review qualitative indicators annually on July 1st, or more frequently if necessary, to identify potential areas of risk for impairment. If there is an indicator that the fair market value of the segment has potentially dropped below the carrying value, then a full valuation of the segment is performed, using analyses of cash flows and other market valuation methods.  We amortize intangible assets with definite lives over their estimated useful lives using the straight-line method.
Property and Equipment
We record property and equipment at cost. We depreciate these assets on a straight-line basis using estimated useful lives of 30 years for buildings and 2 to 7 years for furniture, equipment and software development costs. We depreciate leasehold improvements over the shorter of their estimated useful life (typically 10 years) or the reasonably assured lease term at the inception of the lease.
Valuation of Tangible Long-Lived Assets
We assess the impairment of tangible long-lived assets whenever events or changes in circumstances indicate that the net recorded amount may not be recoverable. The following factors could trigger an impairment review: significant underperformance relative to historical or projected future cash flows, significant changes in the manner of use of the assets or the strategy for the overall business, significant negative industry trends or legislative changes prohibiting us from offering our loan products. When we determine that the net recorded amount of tangible long-lived assets may not be recoverable, we measure impairment based on the excess of the assets’ net recorded amount over the estimated fair value.
Fair Value of Financial Instruments
We have elected not to measure at fair value any eligible items for which fair value measurement is optional. We determine the fair value of financial instruments by reference to various market data and other valuation techniques, as appropriate. Unless otherwise disclosed, the fair values of financial instruments approximate their recorded values, due primarily to their short-term nature. The recorded value of our outstanding debt is assumed to estimate its fair value, as it has no prepayment penalty and a floating interest rate based on market rates.
Derivative Instruments and Hedging Activities
We record all derivative instruments according to FASB ASC 815-20-25, “Derivatives and Hedging – Recognition.” Accounting for changes in the fair value of derivatives is determined by the intended use of the derivative, whether it is designated as a hedge and whether the hedging relationship is effective in achieving offsetting changes for the risk being hedged. Derivatives designated to hedge the changes in the fair value of an asset, liability or firm commitment due to an identified risk in the hedged item, such as interest rate risk or foreign currency exchange rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a cash flow hedge. We may enter into derivative contracts that are intended to economically hedge certain of our risks, even though hedge accounting does not apply or we elect not to apply hedge accounting.
Acquisitions
We adopted FASB ASC 805-10-65 (Business Combinations — Revised) on October 1, 2009, and have applied it prospectively to all business acquisitions completed since that date. In accordance with FASB ASC 805-10-65, we allocate the total acquisition price to the fair value of assets and liabilities acquired and immediately expense transaction costs that would have been included in the purchase price allocation under previous accounting standards.
Foreign Currency Translation
Our equity investments in Albemarle & Bond and Cash Converters International are translated from British pounds and Australian dollars, respectively, into U.S. dollars at the exchange rates as of the investees’ balance sheet date of June 30. The related interest in the investees’ net income is translated at the average exchange rates for each six-month period reported by the investees. The functional currency of Empeño Fácil, our wholly-owned subsidiary, and Crediamigo, our 60% owned subsidiary, is the Mexican peso. The functional currency of our wholly-owned foreign subsidiary in Canada is the Canadian dollar, and the functional currency of Cash Genie, our 72% owned subsidiary, is the British Pound. Our foreign subsidiaries' balance sheet accounts are translated from their respective functional currencies into U.S. dollars at the exchange rate at the end of each quarter, and their earnings are translated into U.S. dollars at the average exchange rate each quarter. We present resulting translation adjustments as a separate component of stockholders’ equity. Foreign currency transaction gains and losses have not been significant, and are reported as “Other” (income) or expense in our statements of operations.
Securitization of Consumer Loans
Our majority-owned subsidiary, Crediamigo, periodically transfers certain consumer loans to a bankruptcy remote trust in securitization transactions. These securitizations are accounted for as secured borrowings, and no gains or losses are recognized at the time of the transaction. Secured borrowings are transactions involving transfers of financial assets that are accounted for as financings with the assets pledged as collateral. We consolidate the assets and liabilities of the trust and disclose on our consolidated balance sheet the consolidated assets and liabilities of the trust that can only be used to settle its liabilities.
Operations Expense
Included in operations expense are costs related to operating our stores. These costs include labor, other direct expenses such as utilities, supplies and banking fees, and indirect expenses such as store rent, building repairs and maintenance, advertising, store property taxes and insurance, regional and area management expenses and the costs of our bad debt collection center.
Administrative Expense
Included in administrative expense are costs related to our executive and administrative offices. This includes executive and administrative salaries, wages, stock and incentive compensation, professional fees, license fees and costs related to the operation of our administrative offices such as rent, property taxes, insurance and information technology.
Advertising
We expense advertising costs as incurred.
Income Taxes
We account for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying value of assets and liabilities and their tax basis and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the related temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized when the rate change is enacted.
Management believes that it is more likely than not that forecasted income, including income that may be generated as a result of certain tax planning strategies, together with future reversals of existing taxable temporary differences, will be sufficient to fully recover the deferred tax assets. In the event that we determine all or part of the net deferred tax assets are not realizable in the future, we will make an adjustment to the valuation allowance that would be charged to earnings in the period such determination is made.
Stock Compensation
We account for stock compensation in accordance with the fair value recognition provisions of FASB ASC 718-10-25 (Compensation — Stock Compensation). The fair value of restricted shares is measured as the closing market price of our stock on the date of grant, which is amortized over the vesting period for each grant. When we grant options, our policy is to estimate the grant-date fair value of the options using the Black-Scholes-Merton option-pricing model and amortize that fair value to compensation expense on a ratable basis over the options’ vesting periods.
Use of Estimates
Generally accepted accounting principles require us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates.

Recently Issued Accounting Pronouncements
In October 2012, the FASB ASU 2012-04, Technical Corrections and Improvements. This update clarifies the Codification or corrects unintended application of guidance and includes amendments identifying when the use of fair value should be linked to the definition of fair value in Topic 820, Fair Value Measurement. Amendments to the Codification without transition guidance are effective upon issuance for both public and nonpublic entities. For public entities, amendments subject to transition guidance will be effective for fiscal periods beginning after December 15, 2012. We do not anticipate that the adoption of ASU 2012-04 will have a material effect on our financial position, results of operations or cash flows.
In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. This update, which amends FASB ASC 210 (Balance Sheet), requires entities to disclose information about offsetting and related arrangements and the effect of those arrangements on its financial position. The amendments in ASU 2011-11 enhance disclosures required by FASB ASC 210 by requiring improved information about financial instruments and derivative instruments that are either offset in accordance with FASB ASC 210-20-45 or 815-10-45 or are subject to an enforceable master netting arrangement or similar agreement. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Disclosures are required retrospectively for all comparative periods presented. Currently, we do not enter into any right of offset arrangements and we do not anticipate that the adoption of ASU 2011-11 will have a material effect on our financial position, results of operations or cash flows.
Recently Adopted Accounting Pronouncements
In August 2012, the FASB issued ASU 2012-03, Technical Amendments and Corrections to SEC Sections—Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22. This update Amends various SEC paragraphs pursuant to the issuance of Staff Accounting Bulletin No. 114; pursuant to the issuance of the SEC’s Final Rule, “Technical Amendments to Commission Rules and Forms Related to the FASB’s Accounting Standards Codification,” Release Nos. 33-9250, 34-65052, and IC-29748 August 8, 2011; and related to ASU 2010-22, Accounting for Various Topics. The amendments in this update are effective upon issuance. We adopted this update during our interim period beginning July 1, 2012 with no material effect on our financial position, results of operations or cash flows.
In July 2012, the FASB issued Accounting Standards Updates ("ASU") 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment. This update amends FASB ASC 350 (Intangibles – Goodwill and Other) by allowing entities to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. The amendments in this update are effective for annual and interim impairment tests performed for fiscal years beginning on or after September 15, 2012. We early adopted this ASU 2012-02 in our interim period beginning July 1, 2012 with no material effect on our financial position, results of operations or cash flows.
In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment. This update amends FASB ASC 350 (Intangibles – Goodwill and Other) by allowing entities to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. The amendments in this update are effective for annual and interim goodwill impairment tests performed for fiscal years beginning on or after December 15, 2011. We early adopted this ASU 2011-08 in our interim period beginning July 1, 2012 with no material effect on our financial position, results of operations or cash flows.
In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). This update amends FASB ASC 820 (Fair Value Measurement) by providing common principles and requirements for measuring fair value, as well as similar disclosure requirements between U.S. GAAP and IFRS. It changes certain fair value measurement principles, clarifies the application of existing fair value concepts, and expands disclosure requirements, particularly for Level 3 fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning on or after December 15, 2011. We adopted ASU 2011-04 in our interim period beginning January 1, 2012 with no material effect on our financial position, results of operations or cash flows.
In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. This update supersedes certain content in ASU 2011-05 Presentation of Comprehensive Income that requires entities to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements where the components of net income and the components of other comprehensive income are presented. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. All other requirements in ASU 2011-05, including the requirement to report comprehensive income in either a single continuous financial statement or in two separate but consecutive financial statements, were not affected by ASU 2011-12. This update is effective for fiscal years beginning on or after December 15, 2011. We early adopted this amended standard in our fiscal year beginning October 1, 2011 with no effect on our financial position, results of operations or cash flows.
In December 2010, the FASB issued ASU 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this update specify that, when presenting comparative financial statements, entities should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. ASU 2010-29 also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments are effective prospectively for material (on an individual or an aggregate basis) business combinations entered into in fiscal years beginning on or after December 15, 2010. We adopted this amended standard on October 1, 2011, resulting in no effect on our financial position, operations or cash flows.